SHORT-TERM INVESTMENTS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
SHORT-TERM INVESTMENTS
Short-term investments	$ 2,411,074	$ 310,397	$ 3,114,613
Treasury bills
SHORT-TERM INVESTMENTS
Short-term investments	1,507,751		2,135,266
Financial assets at fair value through profit or loss
SHORT-TERM INVESTMENTS
Short-term investments	739,136		830,528
Money market funds
SHORT-TERM INVESTMENTS
Short-term investments	$ 164,187		$ 148,819